FINANCIAL ASSETS AND FINANCIAL LIABILITIES- Comparison of Carrying Amounts and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets - current
Financial assets at fair value through profit	$ 61	$ 0
Financial assets at amortized cost
Cash on hand and cash at banks	33,163	34,035
Trade receivables	103,535	102,789
Other receivables	936	1,257
Due from related parties	3,905	607
Financial assets - non-current
Financial assets at fair value through other comprehensive income	4,161	3,069
Financial assets at amortized cost
Long-term bank deposits	1,272	1,259
Total	147,033	143,016
Liabilities at amortized cost
Interest-bearing loans and borrowings	41,828	24,098
Trade and other payables	58,184	57,220
Due to related parties	9,590	9,715
Accruals	11,079	8,246
Liabilities at amortized cost
Interest-bearing loans and borrowings	510	4,872
Total	121,191	104,151
Fair value
Financial assets - current
Financial assets at fair value through profit	61	0
Financial assets at amortized cost
Cash on hand and cash at banks	33,163	34,035
Trade receivables	103,535	102,789
Other receivables	936	1,257
Due from related parties	3,905	607
Financial assets - non-current
Financial assets at fair value through other comprehensive income	4,161	3,069
Financial assets at amortized cost
Long-term bank deposits	1,272	1,259
Total	147,033	143,016
Liabilities at amortized cost
Interest-bearing loans and borrowings	41,828	24,098
Trade and other payables	58,184	57,220
Due to related parties	9,590	9,715
Accruals	11,079	8,246
Liabilities at amortized cost
Interest-bearing loans and borrowings	510	4,872
Total	$ 121,191	$ 104,151